EQUITY (Tables)	6 Months Ended
Apr. 30, 2023
EQUITY
Schedule of stock warrants activities

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2022	709,000	$38.86
Granted	—	—
Exercised	—	—
Outstanding at April 30, 2023	709,000	$38.86
Warrants exercisable at April 30, 2023	709,000	$38.86

Summary of shares of the company's ordinary stock issuable upon exercise of warrants outstanding

Warrants Outstanding			Warrants Exercisable
				Weighted
Range of				Average
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at April 30, 2023	Contractual Life (Years)	April 30, 2023	Price
$25.00	54,000	0.75	54,000	$25.00
40.00	655,000	3.12	655,000	40.00
$25.00 – 40.00	709,000	2.94	709,000	$38.86